Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents (Note 12)	$ 1,883	$ 1,427
Current income taxes receivable	92	6
Trade and settlement receivables	1,527	1,981
Inventories (Note 13)	2,685	2,390
Prepaids and other current assets	540	299
Assets held for sale (Note 5(a))	1,566	0
Total current assets	8,293	6,103
Non-current assets held for sale (Note 5(b)(c))	173	0
Financial and other assets (Note 14)	1,466	1,571
Investments in associates and joint ventures (Note 15)	1,139	1,060
Property, plant and equipment (Note 16)	40,095	37,382
Deferred income tax assets (Note 22(b))	75	161
Goodwill (Note 17)	1,118	1,091
TOTAL ASSETS	52,359	47,368
Current liabilities
Trade accounts payable and other liabilities (Note 18)	4,367	3,255
Current portion of debt (Note 19)	616	213
Current portion of lease liabilities (Note 20(c))	132	127
Current income taxes payable	104	165
Liabilities associated with assets held for sale (Note 5(a))	645	0
Total current liabilities	5,864	3,760
Debt (Note 19)	6,551	7,161
Lease liabilities (Note 20(c))	439	567
QB2 advances from SMM/SC (Note 21)	2,279	1,263
Deferred income tax liabilities (Note 22(b))	6,778	5,973
Retirement benefit liabilities (Note 23(a))	420	517
Provisions and other liabilities (Note 24)	3,517	4,354
Total liabilities	25,848	23,595
Equity
Attributable to shareholders of the company	25,473	23,005
Attributable to non-controlling interests (Note 26)	1,038	768
Total equity	26,511	23,773
Total equity and liabilities	$ 52,359	$ 47,368